Income Taxes (Details) - Schedule of Deferred Income Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Income Taxes Abstract
Carry-forward tax losses	$ 27,700	$ 24,232
Less valuation allowance	(27,700)	(24,232)
Deferred income taxes